UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                    FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON June 30, 2010 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON June 30, 2011.

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment           [X]; Amendment Number: 4
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	 UBS O'Connor LLC
Address: One North Wacker Drive, 32nd Floor
         Chicago, IL 60606

13F File Number: 28-06327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: CHARLES R. MATHYS
Title: CHIEF COMPLIANCE OFFICER
Phone: (312)525-6452

Signature, Place, and Date of Signing:

/s/ CHARLES R. MATHYS, CHICAGO, IL   August 9, 2011

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.
[ ]    13F NOTICE.
[ ]    13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  7

Form 13F Information Table Value Total:  $84193
                                        (thousands)

List of Other Included Managers:  None

Authority 			 	Market  Sh or   SH or   Inv     Sole
Name of Issuer  Class 	CUSIP		Value	Prn amt	Pr Opt  Discr   Voting
AIRGAS INC	COM	9363102	10611	170597	SH		DEFINED	170597
ALLEGHENY ENE	COM	17361106	10358	500875	SH	DEFINED	500875
CASEYS GEN STO	COM	147528103	6299	180500	SH	DEFINED	180500
COCA COLA ENTE	COM	191219104	8609	332900	SH	DEFINED	332900
QWEST COMMUNICA	COM	749121109	27032	5148874	SH	DEFINED	5148874
TALECRIS BIOTH	COM	874227101	9592	454600	SH	DEFINED	454600
ALCON INC	COMSHS	H01301102	11692	78900	SH	DEFINED	78900